LONG TERM DEPOSIT (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
LONG TERM DEPOSIT [Abstract]
Bonds deposit	[1]	$ 1,685
Restricted account	[2]	931
Other		54	$ 54
Total		$ 2,670	$ 54

[1]	Bonds deposit of one payment of principal and interest reserves. See Note 10.
[2]	Restricted account of 931 funded relates to an interest reserve for Miami Loan. See Note 9d.